BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS DESCRIPTION [Abstract]
Organizational Structure, Shareholders and Related Parties
The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2022:

44%, 24%, 8%, 12%, 5%, 51%, 49%, 51%, 49%, 99.98%, 0.02%, 80%, 15%, 5%, 100%, 49%, 25.5%, 20.4%, 5.1%